Financial Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management and Financial Instruments
Schedule of carrying amount and the fair values of financial assets and liabilities

		Between 1 and	More Than
in EUR	Up to 1 Year	3 Years	3 Years
Balance at December 31, 2021
Loans	34,733,896	703,331	—
Trade accounts payable	33,447,088	—	—
Lease liabilities	2,403,026	4,602,149	3,390,779
Other current financial liabilities	7,254,176	—	—
Total	77,838,186	5,305,480	3,390,779
Balance at December 31, 2020
Loans	20,778,308	1,653,327	—
Trade accounts payable	30,610,890	—	—
Lease liabilities	1,734,382	3,207,209	4,542,080
Other current financial liabilities	3,949,072	—	—
Total	57,072,653	4,860,536	4,542,080

Schedule of sensitivity to a reasonably possible change in the exchange rates

Balances at December 31, 2021

							Change in
							Foreign	Impact on	Impact on
	Cash and	Trade	Loans	Trade	Other Current	Currency	Currency	Profit (+)	Profit (+)
	Cash	Accounts	receivables /	Accounts	Financial	Risk	appreciation/	or Loss (−)	or Loss (−)
	Equivalents	Receivables	(payables)	Payable	Liabilities	Exposure	depreciation	in EUR	in EUR
								+1000 bps	-1000 bps
Balance at December 31, 2021
Amounts in EUR	1,074,504	1,819,062	(2,008,333)	(1,170,124)	—	(284,891)	+/-1.000	(28,489)	28,489
Amounts in RMB	3,645,636	23,080,637	—	(167,501,322)	(64,202)	(140,839,250)	+/-1.000	(1,957,626)	1,957,626
Amounts in USD	42,074,709	9,420	31,322,436	(3,505,663)	—	69,900,902	+/-1.000	6,171,734	(6,171,734)
Amounts in JPY	175,667	384,924,842	398,069,782	(113,912,632)	—	669,257,659	+/-1.000	513,526	(513,526)
Amounts in TWD	—	11,271,923	—	(5,843,051)	—	5,428,872	+/-1.000	17,298	(17,298)

Balances at December 31, 2020

					Other			Impact on	Impact on
	Cash and	Trade	Loans	Trade	Current	Currency	Change	Profit (+)	Profit (+)
	Cash	Accounts	receivables /	Accounts	Financial	Risk	of Risk	or Loss (−)	or Loss (−)
	Equivalents	Receivables	(payables)	Payable	Liabilities	Exposure	(bps)	in EUR	in EUR
								+1000 bps	-1000 bps
Balance at December 31, 2020
Amounts in USD	83,933,959	15,409,594	(21,134,757)	(25,416,839)	—	52,791,957	+/- 1.000	4,302,172	(4,302,172)
Amounts in JPY	—	4,084,144	—	—	—	4,084,144	+/- 1.000	3,229	(3,229)